Financial Assets at Amortized Cost-Securities - Summary of Amortized Cost of Financial Assets at Amortized Cost (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	R$ 1,010,644	R$ 994,759
Financial assets securities [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	133,119	110,395
Fair Value	130,466	106,749
Financial assets securities [Member] | Current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	30,113	14,661
Fair Value	29,766	14,119
Financial assets securities [Member] | Current [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	30,113	14,661
Fair Value	29,766	14,119
Financial assets securities [Member] | Non-current [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	103,006	95,734
Fair Value	100,700	92,630
Financial assets securities [Member] | Non-current [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	57,120	51,820
Fair Value	56,178	50,970
Financial assets securities [Member] | Non-current [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	34,599	31,318
Fair Value	33,512	29,802
Financial assets securities [Member] | Non-current [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	11,287	12,596
Fair Value	R$ 11,010	R$ 11,858